Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 5,483	$ 8,676
Less: Accumulated amortization	(2,756)	(1,979)
Intangible assets	$ 2,727	6,697
Weighted average amortization period	4 years
Cost: Developed technology (Note 3)
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 2,575	4,169
Less: Accumulated amortization	(955)	(705)
Intangible assets	$ 1,620	3,464
Weighted average amortization period	5 years
Customer relationships (Note 3)
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 2,600	4,172
Less: Accumulated amortization	(1,589)	(1,159)
Intangible assets	$ 1,011	3,013
Weighted average amortization period	3 years
Others
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 308	335
Less: Accumulated amortization	(212)	(115)
Intangible assets	$ 96	$ 220
Weighted average amortization period	5 years